Net income (loss) per share and net income (loss) attributable to ordinary shareholders (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of basic and diluted net income (loss) per share
Basic and diluted net income (loss) per share for each of the years presented were calculated as follows:

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Basic net income (loss) per share calculation Numerator:
Net income (loss) attributable to DouYu Holdings Limited shareholders	39,753,232	485,498,597	(581,883,146)
Amounts allocated to convertible redeemable preferred shares for participating rights to dividends	(14,283,763)	—	—

Net income (loss) attributable to ordinary shareholders for computing basic net income (loss) per share	25,469,469	485,498,597	(581,883,146)

Denominator:
Weighted average number of ordinary shares used in computing basic income (loss) per ordinary share	19,254,661	31,963,526	32,544,878

Basic net income (loss) per ordinary share	1.32	15.19	(17.88)

Diluted net income (loss) per share calculation Numerator:
Net income (loss) attributable to ordinary shareholders of DouYu Holdings Limited	25,469,469	485,498,597	(581,883,146)
Add: undistributed earnings allocated to participating securities	14,283,763	—	—

Net income (loss) attributable to ordinary shareholders for computing diluted net income (loss) per ordinary share	39,753,232	485,498,597	(581,883,146)

Denominator:
Weighted average number of ordinary shares used in computing basic income (loss) per ordinary share	19,254,661	31,963,526	32,544,878
Add: conversion of convertible redeemable preferred shares into ordinary shares	10,798,380	—	—
Restricted Share Units	1,389,890	1,049,156	—

Weighted average ordinary shares used in computing diluted income (loss) per ordinary share	31,442,931	33,012,682	32,544,878

Diluted net income (loss) per ordinary share	1.26	14.71	(17.88)

Schedule of antidilutive securities excluded from computation of earnings per share

As of December 31, 2019, 2020 and 2021, diluted net loss per share does not include the following instruments as their inclusion would be antidilutive:

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Restricted share units	—	—	321,378